Stock-Based Compensation - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended					0 Months Ended																			12 Months Ended			1 Months Ended		12 Months Ended
	Sep. 16, 2014	Sep. 16, 2013	Mar. 31, 2015 USD ($)	Mar. 31, 2015 AUD	Mar. 31, 2014 USD ($)	Mar. 31, 2014 AUD	Mar. 31, 2013 USD ($)	Mar. 05, 2015 Restricted Stock Units Service Vesting [Member]	Dec. 09, 2014 Restricted Stock Units Service Vesting [Member]	Mar. 05, 2014 Restricted Stock Units Service Vesting [Member]	Jan. 24, 2014 Restricted Stock Units Service Vesting [Member]	Dec. 09, 2013 Restricted Stock Units Service Vesting [Member]	Sep. 16, 2013 Restricted Stock Units Service Vesting [Member]	Mar. 17, 2015 Restricted Stock Units (Market Condition) [Member]	Sep. 16, 2014 Restricted Stock Units (Market Condition) [Member]	Sep. 16, 2013 Restricted Stock Units (Market Condition) [Member]	Jun. 06, 2014 Long Term Incentive Award [Member]	Jun. 29, 2013 Long Term Incentive Award [Member]	Jun. 06, 2014 Long Term Incentive Award [Member] Maximum [Member]	Jun. 29, 2013 Long Term Incentive Award [Member] Maximum [Member]	Jun. 06, 2014 Long Term Incentive Award [Member] Maximum [Member] James Hardie Industries Plc [Member]	Sep. 16, 2014 Restricted Stock Units Performance Vesting [Member]	Jun. 06, 2014 Restricted Stock Units Performance Vesting [Member]	Sep. 16, 2013 Restricted Stock Units Performance Vesting [Member]	Jun. 07, 2013 Restricted Stock Units Performance Vesting [Member]	Jun. 07, 2012 Restricted Stock Units Performance Vesting [Member]	Mar. 31, 2015 Restricted Stock Units Performance Vesting [Member]	Mar. 31, 2015 2001 Equity Incentive Plan [Member]	Mar. 31, 2014 2001 Equity Incentive Plan [Member]	Aug. 31, 2007 Long-Term Incentive Plan 2006 [Member]	Nov. 30, 2006 Long-Term Incentive Plan 2006 [Member]	Mar. 31, 2015 Long-Term Incentive Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock-based compensation cost			$ 12.2
Estimated weighted average amortization, period of recognition			1 year 6 months	1 year 6 months
Issue of shares authorized			2,000,000	2,000,000	710,000	710,000																						45,077,100
Percentage of options exercised after first year																												25.00%
Percentage of options exercised after second year																												25.00%
Percentage of options exercised after third year																												50.00%
Unexercised options expiration year																												10 years				10 years
Unexercised options expiration days																												90 days
Restricted stock units granted			1,192,225	1,192,225	1,266,656	1,266,656			329,192			259,621	56,128		459,317	489,888												329,192	315,749
Restricted stock units outstanding			4,008,001	4,008,001	3,883,918	3,883,918	4,004,368																					657,870				3,350,131
LTI units granted																	445,141	324,027	716,536	821,459		403,716		461,019		266,627						9,079,932
Granted options																														1,016,000	1,132,000
Options outstanding																																0
Intrinsic value of stock options exercised				3.6		13.8
Tax benefits from stock options exercised			$ 1.4		$ 5.6		$ 3.5
Closing stock price				15.26
Restricted stock units vested			774,675	774,675	1,227,372	1,227,372		1,901	220,984	950	4,281	253,741		275,682									237,239		61,363
Restricted stock unit deferred vesting period																						3 years					2 years
Scorecard LTI - cash settled units granted under the terms of LTIP	454,179	518,647
Average closing price period																					10 days